Cover	Sep. 10, 2026
Cover [Abstract]
Entity Registrant Name	STARK FOCUS GROUP, INC.
Entity Central Index Key	0001794942
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 10, 2026
Entity File Number	333-237100
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	32-0610316
Entity Address Address Line 1	570 Lexington Avenue
Entity Address Address Line 2	41st Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10022
City Area Code	646
Local Phone Number	348-9369
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false